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December 8, 2021	Matthew C. Micklavzina
T +1 212 841 8849
matthew.micklavzina@ropesgray.com

BY Edgar

Securities and Exchange Commission
Division of Investment Management
100 F Street, N.E.
Washington, D.C. 20549

Re: BondBloxx ETF Trust (the “Trust”) (File Nos. 333-258986 and 811-23731)

Ladies and Gentlemen:

We are filing today via EDGAR Pre-Effective Amendment No. 2 to the Trust’s Registration Statement on Form N-1A pursuant to the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, on behalf of the Trust.

This pre-effective amendment is being filed for the purposes of responding to comments from the staff of the Securities and Exchange Commission and making certain other changes. This filing has been marked to indicate changes made from the filing of the Trust’s Registration Statement on November 1, 2021.

Additional information regarding the Trust, as well as the remaining exhibits to the Registration Statement, will be filed by amendment.

Please direct any questions regarding this filing to me at (212) 841-8849. Thank you for your attention to this matter.

Very truly yours,

/s/ Matthew Micklavzina

Matthew Micklavzina

cc:	Edward Baer
Leland Clemons, Jr.
Elya Schwartzman